UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):     [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             NTV Asset Management, LLC
Address:          216 Brooks Street
                  Suite 300
                  Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Karen Setterstrom
Title:        Chief Compliance Officer
Phone:        (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom        Charleston, West Virginia        November 3, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

          Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      137

Form 13F Information Table Value Total:      174,505
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.   Form 13F File Number           Name

                                                          Form 13F INFORMATION TABLE




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           Column 1               Column 2       Column 3    Column 4   Column 5    Column 6    Column 7           Column 8

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        NAME OF ISSUER            TITLE OF        CUSIP       VALUE       SHRS OR  INVESTMENT   OTHER
                                    CLASS                    (x$1000)     SH/PUT/  DISCRETION  MANAGERS        VOTING AUTHORITY
                                                                           PRN
                                                                           AMT                               ---------------------
                                                                           PRN
                                                                           CALL                              SOLE    SHARED  NONE
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
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Agilent Technologies Inc                  Com     00846U101       287      10345         Sole                10345        0
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ABB Ltd                         Sponsored ADR     000375204       374      18700         Sole                    0    18700
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Abbott Labs                               Com     002824100       210       4260         Sole                 4060      200
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Automatic Data Processing                 Com     053015103       542      13800         Sole                13550      250
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                                   Barclys US
Ishares Tr                              AGG B     464287226       435       4150         Sole                 1150     3000
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Amgen Inc                                 Com     031162100      1074      17845         Sole                15245     2600
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Air Prods & Chems Inc                     Com     009158106      1163      15000         Sole                    0    15000
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Bank of America Corporation               Com     060505104      1352      79913         Sole                72797     7116
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Baxter Intl Inc                           Com     071813109      1074      18845         Sole                  445    18400
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                                     Depostry
Biotech Holdrs Tr                       Rcpts     09067D201       214       2115         Sole                 2115        0
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BB&T Corp                                 Com     054937107     10271     377065       Shared               343895    33170
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Black Hills Corp                          Com     092113109       308      12250         Sole                    0    12250
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Bristol Myers Squibb Co                   Com     110122108       650      28897         Sole                19797     9100
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Burlington Northn Santa Fe                Com     12189T104       621       7789         Sole                 7089      700
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BP PLC                          Sponsored ADR     055622104       904      16992         Sole                15492     1500
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Citigroup Inc                             Com     172967101       227      46927         Sole                37931     8996
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City Hldg Co                              Com     177835105       543      18246       Shared                16746     1500
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Colgate Palmolive Co                      Com     194162103       784      10286         Sole                 7086     3200
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Cisco Sys Inc                             Com     17275R102       938      39876         Sole                27796    12080
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CSX Corp                                  Com     126408103       966      23090         Sole                  890    22200
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Chevron Corp New                          Com     166764100      1845      26197         Sole                22712     3485
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                                   Barcly Cnv
SPDR Series Trust                         Etf     78464A359      2384      65800         Sole                54900    10900
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Du Pont E I De Nemours & Co               Com     263534109       476      14818         Sole                 2018    12800
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                                   Emerg Mkts
Wisdomtree Trust                          ETF     97717W315      1463      30850         Sole                30850        0
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Diamonds Tr                        Unit Ser 1     252787106      2270      23383         Sole                14005     9378

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Disney Walt Co                            Com     254687106      1579      57529         Sole                20377    37152
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Wisdomtree Trust                 Intl Energyg     97717W711       296      11750         Sole                11750        0
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                                   Intl SmCap
Wisdomtree Trust                          Div     97717W760       508      11375         Sole                11375        0
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Dow Chem Co                               Com     260543103       584      22419         Sole                 6419    16000
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Deutsche Telekom AG             Sponsored ADR     251566105       262      19200         Sole                19200        0
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Duke Energy Corp New                      Com     26441C105       739      46995         Sole                35795    11200
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                                   DJ Sel Div
Ishares Tr                                Inx     464287168      4085      98982         Sole                98782      200
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                                   MSCI Emerg
Ishares Tr                                Mkt     464287234      5232     134480         Sole                96520    37960
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Ishares Tr                      MSCI Eafe Idx     464287465      4819      88138         Sole                56255    31883
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Ishares Tr                       MSCI Grw Idx     464288885       245       4595         Sole                 1000     3595
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Emerson Elec Co                           Com     291011104      1146      28609         Sole                12700    15909
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El Paso Corp                              Com     28336L109       492      47684         Sole                27650    20034
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Enterprise Prods Partners                 Com     293792107       780      27565         Sole                27565        0
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Ishares Inc                        MSCI Japan     464286848       768      77300         Sole                47600    29700
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Ishares Inc                     MSCI Malaysia     464286830       467      46100         Sole                45500      600
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                                     MSCI Utd
Ishares Inc                             Kingd     464286699       364      23500         Sole                23500        0
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                                       S&P GL
Ishares Tr                            Industr     464288729       691      16000         Sole                15000     1000
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Federated Invs Inc PA                    Cl B     314211103      1054      40000         Sole                    0    40000
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Fiserv Inc                                Com     337738108       655      13600         Sole                    0    13600
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Fresenius Med Care AG & Co      Sponsored ADR     358029106       507      10200         Sole                10050      150
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FPL Group Inc                             Com     302571104       227       4111         Sole                 3950      161
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France Telecom                  Sponsored ADR     35177Q105       487      18100         Sole                18100        0
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General Dynamics Corp                     Com     369550108       704      10900         Sole                  100    10800
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General Electric Co                       Com     369604103      3304     201239         Sole               138252    62987
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Gilead Sciences Inc                       Com     375558103       232       5000         Sole                 5000        0
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General Mls Inc                           Com     370334104       318       4946         Sole                 2400     2546
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Glaxosmithkline PLC             Sponsored ADR     37733W105       449      11387         Sole                 1387    10000
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                                      Barclys
Ishares Tr                           Inter Gv     464288612       723       6800         Sole                  100     6700
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Health Care REIT Inc                      Com     42217K106       561      13500         Sole                13000      500
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HCP Inc                                   Com     40414L109       237       8250         Sole                 5100     3150
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Home Depot Inc                            Com     437076102       906      34030         Sole                20480    13550
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Heniz H J Co                              Com     423074103       475      11966         Sole                10766     1200
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Ishares Comex Gold Tr                 Ishares     464285105      3118      31525         Sole                30525     1000
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                                    NASDQ Bio
Ishares Tr                               Indx     464287556      3084      37915         Sole                29640     8275
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International Business Machs              Com     459200101      2238      18727         Sole                12052     6675
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

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Ishares Tr                        DJ US Utils     464287697       246       3485         Sole                 3485        0
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                                      DJ EPAC
Ishares Tr                           Dividend     464288448       558      17729         Sole                17429      300
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                                     Barclays
Ishares Tr                            7-10 yr     464287440      1892      20492         Sole                16637     3855
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                                   S&P MidCap
Ishares Tr                                400     464287507      3692      53560         Sole                38775    14785
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                                   S&P MC 400
Ishares Tr                                Grw     464287606      1360      18450         Sole                18300      150
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                                   S&P SmlCap
Ishares Tr                                600     464287804      1385      26470         Sole                15895    10575
----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                       S&P SmlCp Gr     464287887       318       5900         Sole                 5800      100
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Intel Corp                                Com     458140100      1287      65788         Sole                38017    27771
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                                  S&P Glb 100
Ishares Tr                               Indx     464287572       577       9905         Sole                 7010     2895
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Ishares Tr                      S&P 500 Value     464287408       875      17111         Sole                 2811    14300
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Ishares Tr                      S&P 500 Index     464287200       250       2367         Sole                 2237      130
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Ishares Tr                        S&P 500 Grw     464287309      2304      42677         Sole                23327    19350
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Ishares Tr                       Russell 1000     464287622       464       8000         Sole                    0     8000
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                                 Russell 1000
Ishares Tr                                 Gr     464287614       756      16325         Sole                 7200     9125
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Ishares Tr                       Russell 2000     464287655       555       9226         Sole                 7151     2075
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Ishares Tr                       Rusl 2000 Gr     464287648       745      11400         Sole                 8400     3000
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                                  Russell Mcp
Ishares Tr                                 Gr     464287481       463      10900         Sole                 3900     7000
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                                  Russell Mid
Ishares Tr                                Cap     464287499      1645      21030         Sole                10000    11030
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Ishares Tr                        S&P Gbl Inf     464287291       965      18500         Sole                15900     2600
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Ishares Tr                      S&P Gbl Telcm     464287275       202       3755         Sole                 2555     1200
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                                        DJ US
Ishares Tr                           Industrl     464287754       366       7286         Sole                 5575     1711
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Johnson & Johnson                         Com     478160104      4619      75862         Sole                42057    33805
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JP Morgan & Chase & Co                    Com     46625H100       820      18721       Shared                18408      313
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                                       S&P Gl
Ishares Tr                            Utiliti     464288711      1287      27257         Sole                25757     1500
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                                       Ut Ltd
Kinder Morgan Energy Partner          Partner     494550106       632      11700         Sole                11700        0
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Coca Cola Co                              Com     191216100      2307      42976         Sole                16826    26150
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L-3Communications Hldgs Inc               Com     502424104       851      10600         Sole                 9400     1200
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                                    IBOXX Inv
Ishares Tr                               CPBD     464287242      4611      43227         Sole                36092     7135
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Medtronic Inc                             Com     585055106       390      10624         Sole                 1424     9200
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Medco Health Solutions Inc                Com     58405U102       272       4928         Sole                  272     4656
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Microsoft Corp                            Com     594918104      2781     108129         Sole                72225    35904
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                                       S&G Gl
Ishares Tr                           Material     464288695       632      11350         Sole                 8350     3000
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

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Mylan Labs Inc                            Com     628530107       713      44561         Sole                43951      610
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Novartis A G                    Sponsored ADR     66987V109       704      13975         Sole                13975        0
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NYSE Euronext                             Com     629491101       397      13750         Sole                 3750    10000
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                                  S&P 100 Idx
Ishares Tr                                 Fd     464287101       760      15575         Sole                15250      325
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Oracle Corp                               Com     68389X105       506      24325         Sole                 4325    20000
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                                    Gbl Clean
Powershares Global ETF Trust           Energy     73936T615       631      37850         Sole                35850     2000
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Plum Creek Timber Co Inc                  Com     729251108       223       7307         Sole                 3837     3470
----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                               Com     713448108      2279      38861         Sole                33861     5000
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Pfizer Inc                                Com     717081103       713      43081         Sole                25331    17750
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                                   US Pfd Stk
Ishares Tr                                Idx     464288687       222       6125         Sole                 3900     2225
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Procter & Gamble Co                       Com     742718109      4903      84663         Sole                48762    35901
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Barclays Bank PLC                ETN Platinum     06739H255       815      26200         Sole                24200     2000
----------------------------------------------------------------------------------------------------------------------------------
                                        Water
Powershares ETF Trust                Resource     73935X575       772      46215         Sole                42500     3715
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Piedmont Nat Gas Inc                      Com     720186105       237       9925         Sole                 9925        0
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                                   Dyn Netwkg
Powershares ETF Trust                     Prt     73935X815       224      13100         Sole                13100        0
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                                   PSHS Ultra
Proshares Tr                              QQQ     74347R206       203       4000         Sole                    0     4000
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Powershares QQQ Trust              Unit Ser 1     73935A104      3030      71731         Sole                44106    27625
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Pimco Strategic Gbl Gov Fd I              Com     72200X104       231      22500         Sole                20500     2000
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Royal Dutch Shell PLC             Spons ADR A     780259206      1585      27725         Sole                24725     3000
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RGC Res Inc                               Com     74955L103       541      19650         Sole                    0    19650
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Transocean LTD                        Reg Shs     H8817H100       245       2875         Sole                 1250     1625
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                                   S&P 500 Eq
Rydex ETF Trust                           Trd     78355W106       741      19866         Sole                14166     5700
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Raytheon Co                           Com New     755111507       440       9185         Sole                 1185     8000
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                                   PSHS Ulsht
Proshares Tr                           SP 500     74347R883      1581      39150         Sole                39150        0
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Schering Plough Corp                      Com     806605101      1202      42577         Sole                13577    29000
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                                  Barclys 1-3
Ishares Tr                                 YR     464287457      1075      12805         Sole                 9525     3280
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Schlumberger Ltd                          Com     806857108      3441      57735         Sole                33435    24300
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Southern Co                               Com     842587107       651      20579         Sole                18579     2000
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SPDR Tr                            Unit Ser 1     78462F103     10709     101424         Sole                99349     2075
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Sysco Corp                                Com     871829107       561      22575         Sole                20075     2500
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AT&T Inc                                  Com     00206R102      3372     124845         Sole               105078    19767
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Teva Pharmaceuticals Inds Ltd             ADR     881624209      2795      55297         Sole                46947     8350
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                                  Barclys 20+
Ishares Tr                                 Yr     464287432       305       3100         Sole                    0     3100
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Thermo Fisher Scientific Inc              Com     883556102       664      15225         Sole                15225        0
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

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United Bankshares Inc WV                  Com     909907107      1050      53629       Shared                53629        0
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United Technologies Corp                  Com     913017109       813      13358         Sole                10163     3195
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Varian Med Sys Inc                        Com     92220P105       526      12500         Sole                    0    12500
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Verizon Communications Inc                Com     92343V104      1760      58156         Sole                47425    10731
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Walgreen Co                               Com     931422109       321       8575         Sole                 7475     1100
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Wells Fargo & Co New                      Com     949746101       580      20604         Sole                11846     8758
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Waste Mgmt Inc Del                        Com     94106L109      1608      53928         Sole                35178    18750
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Williams Cos Inc Del                      Com     969457100       473      26500         Sole                26500        0
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Wesbanco Inc                              Com     950810101       229      14866       Shared                11446     3420
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Exxon Mobil Corp                          Com     30231G102      5373      78319         Sole                48751    29568
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Dentsply Intl Inc New                     Com     249030107       483      14000         Sole                    0    14000
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                                                               174505    4380378                           3153521  1226857